Fair Value Measurements - Additional Information (Detail) - shares	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,117,094	2,117,094	2,117,094	2,117,094	2,118,094
Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,828,125	2,828,125	2,828,125	2,828,125